GOODWILL AND INTANGIBLE ASSETS, NET - Intangible Assets (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2020 USD ($)
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	₽ 32,103		₽ 18,821
Less: Accumulated amortization	(10,261)		(8,456)
Net carrying value	21,842		10,365		$ 295.7
Amortization expenses of intangible assets	3,825	$ 51.8	2,613	₽ 2,304
Estimated amortization expense
2021	3,981				53.9
2022	3,673				49.7
2023	3,034				41.1
2024	2,667				36.1
2025	2,078				28.1
Thereafter	5,635				76.3
Total	21,068				285.2
Trade names and domain names
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	3,575		3,291
Less: Accumulated amortization	(1,796)		(1,233)
Net carrying value	1,779		2,058		24.1
Trade names and domain names | UBER
GOODWILL AND INTANGIBLE ASSETS, NET
Intangible assets	2,115
Customer relationships
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	10,651		6,108
Less: Accumulated amortization	(1,793)		(1,180)
Net carrying value	8,858		4,928		119.9
Customer relationships | UBER
GOODWILL AND INTANGIBLE ASSETS, NET
Intangible assets	5,142
Content and software
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	8,905		1,153
Less: Accumulated amortization	(1,445)		(832)
Net carrying value	7,460		321		101.0
Supplier Relationships
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	120		12
Less: Accumulated amortization	(18)		(12)
Net carrying value	102				1.4
Workforce
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	276		276
Less: Accumulated amortization	(276)		(276)
Patents and licenses
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	52		52
Less: Accumulated amortization	(52)		(44)
Net carrying value			8
Non-compete agreements
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	41		41
Less: Accumulated amortization	(41)		(40)
Net carrying value			1
Technology and licenses
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	7,709		7,316
Less: Accumulated amortization	(4,840)		(4,839)
Net carrying value	2,869		2,477		38.8
Assets not yet in use
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	774		572
Net carrying value	774		572		10.5
Total Other Intangible assets
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	8,483		7,888
Less: Accumulated amortization	(4,840)		(4,839)
Net carrying value	3,643		3,049		49.3
Amortization expenses of intangible assets	1,901	25.7	1,434	1,297
Estimated amortization expense
2021	1,109
2022	941
2023	523
2024	236
2025	60
Total	2,869
Acquisition-related intangible assets
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	23,620		10,933
Less: Accumulated amortization	(5,421)		(3,617)
Net carrying value	18,199		7,316		$ 246.4
Amortization expenses of intangible assets	1,924	$ 26.1	₽ 1,179	₽ 1,007
Estimated amortization expense
2021	2,872
2022	2,732
2023	2,511
2024	2,431
2025	2,018
Thereafter	5,635
Total	₽ 18,199